Cover Page	Feb. 24, 2026	Feb. 26, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Feb. 24, 2026
Entity Registrant Name		CAREDX, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36536
Entity Tax Identification Number		94-3316839
Entity Address, Address Line One		8000 Marina Boulevard
Entity Address, City or Town		Brisbane
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94005
City Area Code		415
Local Phone Number		287-2300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 Par Value
Trading Symbol		CDNA
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001217234
Amendment Flag		false